Federal Funds Purchased and Securities Sold Under Agreements to Repurchase - Schedule of Federal Funds Purchased and Securities Sold Under Agreements to Repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal funds purchased and securities sold under agreements to repurchase
Average Balance Outstanding	$ 5,253	$ 7,982
Maximum Outstanding at any Month End	6,482	22,048
Ending balance	$ 0	$ 5,187
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	5.75%	4.71%
Average Weighted Rate (as a percent)	6.32%	3.82%
Average Balance Outstanding	$ 25	$ 32
Maximum Outstanding at any Month End	0	0
Ending balance	$ 0	$ 0
Bank | Short-term repurchase agreements - Bank
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.00%	1.47%
Average Weighted Rate (as a percent)	2.16%	0.63%
Average Balance Outstanding	$ 5,228	$ 7,950
Maximum Outstanding at any Month End	6,482	22,048
Ending balance	$ 0	$ 5,187